NOTES PAYABLE (Details Narrative) - USD ($)	Jun. 01, 2018	Mar. 31, 2023	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Other notes payable		$ 77,400	$ 119,215
Kok Chee Lee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note payable		42,651	42,651
Former Secy Of Board [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt face amount	$ 32,000
Debt stated interest rate	5.00%
Debt maturity date	Dec. 01, 2018
Accrued interest		$ 7,762	$ 6,562